Borrowings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Held-to-maturity Securities Pledged as Collateral	$ 29,219	$ 25,505
Security Owned and Pledged as Collateral, Fair Value	29,680	26,003
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	254,566
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, General Description of Terms	three-month LIBOR plus 17 to 22 basis points
Long-term Federal Home Loan Bank Advances	22,487	27,670
FHLB of Pittsburgh [Member]
Line of Credit Facility, Amount Outstanding	0	0
Line of Credit Facility, Maximum Borrowing Capacity	20,000
Atlantic Central Bankers Bank [Member]
Line of Credit Facility, Amount Outstanding	0	0
Line of Credit Facility, Maximum Borrowing Capacity	7,000
PNC Bank [Member]
Line of Credit Facility, Amount Outstanding	0	0
Line of Credit Facility, Maximum Borrowing Capacity	$ 16,000